UMB FUND SERVICES, INC.

235 West Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

Securities and Exchange Commission

100 F. Street N.E.

Washington, DC 20549

Re:	Vericimetry U.S. Small Cap Value Fund

Registration Numbers: 333-175410; 811-22578

Filing Pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of the above-referenced registered investment company, transmitted herewith for filing pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company Act of 1940, as amended, is the Fund’s Form N-CSR for the annual period ended September 30, 2025. Questions regarding this filing may be directed to the undersigned at (414) 299-2000.

Very truly yours,

/s/ Timothy Bonin
Director of Fund Accounting and Fund Administration